Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Disclosures Explanatory [Abstract]
Schedule of compensation to key management personnel
($000s)	2021	2020
Compensation of directors:
Directors fees	431	713
Stock-based compensation	704	1,609
	1,135	2,322

Compensation of key management personnel:
Salaries and consulting fees	5,773	5,269
Stock-based compensation	2,226	5,637
	7,999	10,906
	9,134	13,228